Revenue - Disclosure Of Revenue from contracts with customers (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	S/ 3,253,843	S/ 3,333,154	S/ 2,961,725
Insurance revenue	1,131,455	1,052,958	914,182
Revenue	4,385,298	4,386,112	3,875,907
Healthcare services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,918,881	3,012,454	2,695,860
Sale of medicines [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	S/ 334,962	S/ 320,700	S/ 265,865